SCHEDULE OF WEIGHTED AVERAGE LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE (Details)	Dec. 31, 2024
Leases
Operating leases weighted average remaining lease term (in years)	1 year 8 months 12 days
Operating leases weighted average discount rate	5.10%